Sharedholders' equity (Narrative) (Details)	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2010 Golden Direction [Member]	Mar. 15, 2010 Golden Direction [Member]	Mar. 31, 2010 China High [Member]	Mar. 15, 2010 China High [Member]	Feb. 28, 2010 China High [Member]	Feb. 28, 2010 Preferred Class A [Member] China High [Member]	Feb. 28, 2010 Preferred Class B [Member] China High [Member]	Feb. 28, 2010 Preferred Class C [Member] China High [Member]	Jun. 11, 2010 IPO [Member]	Jun. 11, 2010 Class A, B and C Preference Shares [Member]
Class of Stock [Line Items]
Percentage of voting interests acquired			100.00%	100.00%	74.24%	74.24%	25.76%
Preferred stock, shares issued								3,711.952	1,065.330	374.907
Number of ordinary shares issued upon conversion of preferred stock								3,711,952	1,065,330	374,907		5,152,189
Ordinary share, shares issued	25,725,000	25,725,000		14,847,810							5,725,000	5,152,189
Ordinary share, shares outstanding	25,725,000	25,725,000